Derivatives And Hedging Activities (Outstanding Derivative Balances) (Details) (Total Commodity Risk [Member], PGE Corporation And Utility [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivatives And Hedging Activities [Line Items]
Gross Derivative Balance	$ (720)	$ (741)
Cash Collateral	478	424
Total Derivative Balances	(242)	(317)
Other Current Assets [Member]
Derivatives And Hedging Activities [Line Items]
Gross Derivative Balance	54	56
Netting	(39)	(45)
Cash Collateral	103	79
Total Derivative Balances	118	90
Other Noncurrent Assets [Member]
Derivatives And Hedging Activities [Line Items]
Gross Derivative Balance	113	77
Netting	(59)	(62)
Cash Collateral		96
Total Derivative Balances	54	111
Other Current Liabilities [Member]
Derivatives And Hedging Activities [Line Items]
Gross Derivative Balance	(489)	(388)
Netting	39	45
Cash Collateral	274	119
Total Derivative Balances	(176)	(224)
Other Noncurrent Liabilities [Member]
Derivatives And Hedging Activities [Line Items]
Gross Derivative Balance	(398)	(486)
Netting	59	62
Cash Collateral	101	130
Total Derivative Balances	$ (238)	$ (294)